ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)					7 Months Ended	9 Months Ended	10 Months Ended
	Jan. 18, 2024	Jul. 18, 2023	Jul. 17, 2023	Jul. 14, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Oct. 14, 2024	Oct. 07, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value						$ 0.0001	$ 0.0001
Proceeds from issuance of IPO							$ (3,272,724)
Proceeds from issuance of private placement					$ 3,615,000		3,615,000
Cash						271,847	426,913
Working capital deficit						12,879	$ 402,534
Merger Shares [Member] | Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	7,246,377
Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	1,400,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits								$ 690,000	$ 690,000
Subsequent Event [Member] | Merger Shares [Member] | Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	7,246,377
Subsequent Event [Member] | Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	1,400,000
Subsequent Event [Member] | Early Bird Capital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares transferred									30,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued				6,000,000
Ordinary shares, par value				$ 0.0001
Price per share				$ 10.00
Proceeds from issuance of IPO				$ 60,000,000		60,000,000
Number of stock issued				6,000,000
Transaction cost		$ 3,318,898
Payments for underwriting expense		1,725,000
Deposits		1,593,898
Deposits		690,000
Other offering costs		$ 1,593,898
Shares issued price per share		$ 0.10
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per share				$ 10.00
Number of stock issued		31,500		330,000			330,000
Proceeds from issuance of private placement				$ 3,300,000
Shares issued price per share				$ 10.00
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued		900,000	900,000	900,000
Price per share		$ 10.00
Number of stock issued		900,000	900,000
Proceeds from sale of units		$ 9,000,000
Payments for underwriting expense						$ 1,725,000	$ 1,725,000
Over-Allotment Option [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued				900,000			900,000